Non-interest Income and Non-interest Expense - Scheule of Non-interest Income and Non-interest Expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Service charges on deposits	$ 7,890,000	$ 7,382,000	$ 6,137,000
Brokerage income	7,184,000	6,929,000	6,368,000
Debit and credit card interchange income, net	8,490,000	8,416,000	7,783,000
Other fees and commissions	1,408,000	1,653,000	1,446,000
BOLI and annuity earnings	1,667,000	1,346,000	1,109,000
Gain (loss) on sale of securities, net	(1,009,000)	(1,620,000)	28,000
Fees and gains on sales of mortgage loans	2,635,000	2,973,000	9,997,000
Mortgage servicing income (loss), net	9,000	(28,000)	0
Loss on sale of other real estate, net	0	0	(15,000)
Gain (loss) on sale of fixed assets, net	(55,000)	291,000	(43,000)
Gain (loss) on sale of other assets, net	(10,000)	8,000	6,000
Other income (loss)	80,000	(69,000)	34,000
Noninterest Income, Total	28,289,000	27,281,000	32,850,000
Employee salaries and benefits	59,501,000	56,707,000	52,722,000
Equity-based compensation	1,528,000	1,864,000	1,428,000
Occupancy expenses	6,532,000	5,563,000	5,473,000
Furniture and equipment expenses	3,202,000	3,389,000	3,323,000
Data processing expenses	8,810,000	7,337,000	5,780,000
Advertising expenses	3,714,000	3,455,000	2,736,000
Accounting, legal & consulting expenses	1,789,000	1,409,000	1,287,000
FDIC insurance	3,120,000	1,527,000	1,130,000
Directors’ fees	713,000	650,000	686,000
Other operating expenses	12,042,000	11,069,000	10,927,000
Noninterest Expense, Total	$ 100,951,000	$ 92,970,000	$ 85,492,000